BUSINESS DESCRIPTION (Tables)	12 Months Ended
Mar. 31, 2022
BUSINESS DESCRIPTION
Schedule of the Company's principal subsidiaries and consolidated VIEs

As of March 31, 2022, the Company’s principal subsidiaries and consolidated VIEs are as follows:

	Date of
	incorporation /	Place of	Percentage of
	acquisition	incorporation	legal ownership	Principal activities
Wholly owned subsidiaries
Hexindai Hong Kong Limited (“HK Hexindai”)	May 17, 2016	Hong Kong	100%	Investment holding
Beijing Hexin Yongheng Technology Development Co., Ltd. ( Wholly Owned Foreign Enterprise,“WOFE”)	August 8, 2016	PRC	100%	Provision of consultancy and information technology (“IT”) support
Tianjin Haohongyuan Technology Co., Ltd. (“Tianjin Haohongyuan”)	May 25, 2018	PRC	100%	Provision of consultancy and IT support
HX Asia Investment Limited	June 25, 2018	BVI	100%	Investment holding
HX China Investment Limited	January 16, 2019	BVI	100%	Investment holding
Hexin Investment Private Limited	July 15, 2020	Singapore	100%	Investment holding
We Health Limited (“We Health”)	July 8, 2021	New York	100%	Investment holding
We Healthy Limited (“We Healthy”)	December 15, 2021	Hong Kong	51%	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”)	January 3, 2022	Wyoming	100%	Provision of health treatment services
Akso Online MediTech Co., Ltd.(“Akso Online MediTech”)	January 4, 2022	Wyoming	100%	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”)	January 4, 2022	Massachusetts	100%	Provision of health treatment services
Qindao Akso Health Management Co., Limited	January 26, 2022	PRC	51%	Provision of health treatment services
VIEs
Wusu Hexin Yongheng Trading Co., Ltd (“Wusu Company)	August 28, 2017	PRC	Consolidated VIE	Trading branded products and product promotion
Hexin Digital Technology Co., Ltd.(“Hexin Digital “)	August 1, 2019	PRC	Consolidated VIE	Provision of consultancy and IT support
Beijing Hexin Jiuding Technology Co., Ltd. (“ Hexin Jiuding ”)	January 1, 2021	PRC	Consolidated VIE	Provision of consultancy and IT support